BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	3,432,000	3,432,000
Common shares, shares outstanding	3,432,000	3,432,000
Shares Issued, Price Per Share	$ 10.15	$ 10.15
Common stock subject to redemption
Temporary equity, shares authorized		50,000,000
Temporary equity, par value, (per share)		$ 0.0001
Temporary equity, redemption price, (per share)	$ 10.17	$ 10.15
Temporary Equity, Shares Issued	11,500,000	11,500,000
Temporary Equity, Shares Outstanding	11,500,000	11,500,000